Fixed assets (Schedule of Fixed Assets) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance	€ 78,837
Balance	87,220		€ 78,837
Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	98,289
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	103,252		93,171
Additions	13,883		10,081
Balance	117,135		103,252
Cost [Member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	87,922		87,921
Additions	10,367	[1]	1
Balance	98,289		87,922
Cost [Member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	15,157		5,081
Additions	3,499		10,076
Balance	18,656		15,157
Cost [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	121		117
Additions	17		4
Balance	138		121
Cost [Member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	52		52
Additions
Balance	52		52
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	24,415		19,897
Depreciation for the year	5,500		4,518
Balance	29,915		24,415
Depreciation [Member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	24,154		19,758
Depreciation for the year	4,396		4,396
Balance	28,550		24,154
Depreciation [Member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	111
Depreciation for the year	1,081		111
Balance	1,192		111
Depreciation [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	98		87
Depreciation for the year	23		11
Balance	121		98
Depreciation [Member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	52		52
Depreciation for the year			52
Balance	52		52
Carrying Amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	78,837		73,274
Balance	87,220		78,837
Carrying Amounts [Member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	63,768		68,163
Balance	69,739		63,768
Carrying Amounts [Member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	15,046		5,081
Balance	17,464		15,046
Carrying Amounts [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	23		30
Balance	17		23
Carrying Amounts [Member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance
Balance

[1]	See note 6C